LICENSING AND COLLABORATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Breakdown of licensing and collaboration revenue

The breakdown of licensing and collaboration revenue was as follows:

	Year Ended December 31,
	2023	2022
Recognition in the year	$632	$1,520
Reduction in the year	—	(5,821)
Revenues from AbbVie	632	(4,301)
Revenues from other partners	—	2,750
Total licensing and collaboration revenue	$632	$(1,551)